Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations and Comprehensive Income [Abstract]
Revenues	$ 216,492	$ 152,065	$ 105,556
Business tax	(4,942)	(3,999)	(2,893)
Net revenues	211,550	148,066	102,663
Cost of revenues (including share-based compensation of $265, $313 and $492 in 2008, 2009 and 2010, respectively)	(132,984)	(92,171)	(62,911)
Gross profit	78,566	55,895	39,752
Selling, general and administrative expenses (including share-based compensation of $1,126, $1,252 and $2,755 in 2008, 2009 and 2010, respectively)	(51,901)	(34,710)	(25,905)
Total operating expenses	(51,901)	(34,710)	(25,905)
Change in fair value of contingent consideration payable for business acquisition	221	(62)
Other operating income	4,985	1,754	858
Income from operations	31,871	22,877	14,705
Interest income	782	856	2,028
Interest expense	(85)	(86)	(69)
Exchange differences	(950)	(119)	703
Gain on re-measurement of fair value of noncontrolling equity investment in connection with business acquisition	612
Income before income taxes and earnings in equity method investment	32,230	23,528	17,367
Income tax expense	(2,518)	(2,089)	(1,298)
Income before earnings in equity method investment	29,712	21,439	16,069
Earnings in equity method investment	151	69	20
Net income	29,863	21,508	16,089
Net loss attributable to noncontrolling interest			84
Income attributable to VanceInfo Technologies Inc. shareholders	29,863	21,508	16,173
Net income	29,863	21,508	16,089
Other comprehensive income, net of tax:
Foreign currency translation adjustments	3,722	(48)	2,578
Unrealized gains (loss) on foreign currency exchange forward contract	(506)	145
(Gains) loss on foreign currency exchange forward contract transfer to statements of operations	202	(36)
Net unrealized gain on available-for-sale investment, net tax effect of $87	494
Total other comprehensive income, net of tax	3,912	61	2,578
Comprehensive income	33,775	21,569	18,667
Comprehensive income attributable to the noncontrolling interest			84
Comprehensive income attributable to VanceInfo Technologies Inc.	$ 33,775	$ 21,569	$ 18,751
Net income per share
Basic-ordinary share	0.74	0.56	0.43
Diluted-ordinary share	0.69	0.52	0.40
Weighted average shares used in calculating net income per share
Basic-ordinary share	40,298,060	38,389,495	37,276,306
Diluted-ordinary share	43,406,080	41,576,217	40,695,982